Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Accrued Expenses

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Selling and marketing services	R$	76,228	R$	73,932	US$	19,080
Provision for sales with a right of return		—		3,803		981
Freight		11,087		17,340		4,475
Gift card		7,191		7,722		1,993
Information technology		3,460		6,099		1,574
Acquisition of fixed assets and intangible		1,710		2,182		563
Rentals		2,987		4,226		1,091
Services		4,047		11,188		2,887
Employees benefits		3,566		2,099		542
Other		10,090		8,130		2,099

Total accrued expenses	R$	120,366	R$	136,721	US$	35,285